Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Document Type	F-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	New Frontier Health Corp
Entity Central Index Key	0001737422
Entity Emerging Growth Company	true
Entity Ex Transition Period	false